SUBSEQUENT EVENTS - Additional Information (Detail) ¥ in Thousands, $ in Millions	2 Months Ended	12 Months Ended
	Feb. 28, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Subsequent Event [Line Items]
Restricted Stock Units Grants In Period		64,210,210	18,257,040
Share based payment arrangement non vested award excluding option cost not yet recognized amount | ¥		¥ 40,192	¥ 137,487
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		2 years 6 months 3 days	2 years 7 months 6 days
Service Based [member] | Subsequent Event [member] | Restricted Stock Units (RSUs) [Member] | 2019 Plan [member]
Subsequent Event [Line Items]
Restricted Stock Units Grants In Period	55,988,000
Share based payment arrangement non vested award excluding option cost not yet recognized amount | $	$ 9.6
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	4 years